Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
LIVERAMP HOLDINGS, INC.
RETIREMENT SAVINGS PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of issuer, borrower, lessor, or similar party		Description	Shares	Fair value
*	LiveRamp Holdings, Inc.	Common stock	586,715	$17,231,876
	Participant Directed Brokerage Accounts	Tradelink Investments	6,128,245	6,128,245

		Mutual funds:
		PIMCO Total Return Instl.	914,884	8,105,876
		MetWest Total Return Bond Fund Class I	500,593	4,590,434
*	T. Rowe Price	Government Money	114,754	114,754
		Harbor International Fund	74,536	4,089,031
*	T. Rowe Price	Balanced Fund	629,289	17,859,222
		JP Morgan Large Cap Growth Fund, R6	549,649	47,511,679
		Fidelity Large Cap Growth Index	1,372,351	63,498,689
		Diamond Hill Large Cap Y	436,272	14,008,696
		JP Morgan Mid Cap Value Instl.	208,972	6,668,301
*	T. Rowe Price	Integrated US Small Cap Growth EQ	128,476	5,736,437
		American Funds Europacific Growth – R6	200,157	12,125,525
		Schwab S&P 500 Index Select	4,245,305	74,462,645
		Total mutual funds		$258,771,289

		Common collective trust funds:
*	T. Rowe Price	New Horizons Trust D	108,874	7,914,071
*	T. Rowe Price	U.S. Mid-Cap Growth EQ Trust D	640,216	30,435,869
*	T. Rowe Price	U.S. Small-Cap Value EQ Trust D	403,944	14,853,032
*	T. Rowe Price	2020 Trust Income Fund	44,497	1,087,496
*	T. Rowe Price	Retirement 2005 Trust F	6,612	154,186
*	T. Rowe Price	Retirement 2010 Trust F	26,835	670,615
*	T. Rowe Price	Retirement 2015 Trust F	14,446	396,107
*	T. Rowe Price	Retirement 2020 Trust F	231,980	6,943,168
*	T. Rowe Price	Retirement 2025 Trust F	336,440	11,052,038
*	T. Rowe Price	Retirement 2030 Trust F	592,061	21,474,059
*	T. Rowe Price	Retirement 2035 Trust F	585,593	23,300,727
*	T. Rowe Price	Retirement 2040 Trust F	705,196	30,111,882
*	T. Rowe Price	Retirement 2045 Trust F	694,770	30,882,537
*	T. Rowe Price	Retirement 2050 Trust F	913,289	40,878,822
*	T. Rowe Price	Retirement 2055 Trust F	1,008,196	45,177,280
*	T. Rowe Price	Retirement 2060 Trust F	1,000,522	28,684,962
*	T. Rowe Price	Retirement 2065 Trust F	231,706	4,154,497

Identity of issuer, borrower, lessor, or similar party		Description	Shares	Fair value
*	T. Rowe Price	Stable Value Fund Class N	26,733,578	26,733,578
		Total common collective trust funds		$324,904,926

*	Notes receivable from Participants, interest rates range from 4.25% – 9.50% and maturities of February 2026 to August 2035.			1,659,616
		Total investments		$608,695,952

Historical cost information is not presented on this schedule, as all investments are participant directed.
*	Indicates a party in interest to the Plan.